Income Taxes (Deferred Income Taxes Assets And Liabilities, Carrying Amount) (Details) - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013
Inventory valuation adjustments	$ 59,208	$ 68,170
Reserves and accruals	158,858	125,756
Net operating loss carryforwards	115,850	231,735
Capitalized expenses	66,768	71,739
Deferred tax assets, equity method investments	24,843	1,012
Other assets	32,904	29,017
Total deferred tax assets	458,431	527,429
Valuation allowance	(8,029)	(12,705)
Total deferred tax assets after valuation allowance	450,402	514,724
Capitalized expenses	64,448	75,921
Convertible debt basis difference	5,833	11,684
Deferred Tax Liabilities, Tax Deferred Income	7,707	4,467
Other	36,323	29,585
Total deferred tax liabilities	136,573	137,925
Net deferred tax assets	313,829	376,799
Rialto Investments [Member]
Investments in unconsolidated entities	$ 22,262	$ 16,268